Shareholder Fees	Apr. 30, 2026 USD ($)
21Shares FTSE Crypto 10 Index ETF | 21Shares FYTSE Crypto 10 Index ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares FTSE Crypto 10 ex-BTC Index ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
21Shares 2x Long Dogecoin ETF | 21Shares 2x Long Dogecoin ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
21Shares 2x Long Sui ETF | 21Shares 2x Long Sui ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0